Personnel Figures - Summary of Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,948	2,010
Annual Average	1,993	2,015
Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	63	62
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,770	1,733
Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	115	215
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,923	1,984	1,984
Annual Average	1,968	1,988
Chile [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	63	62
Chile [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,747	1,709
Chile [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	113	213
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	25	26
Annual Average	25	27
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	23	24
Argentina [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2	2